Investment Securities (Amortized Cost and Fair Value by Contractual Maturity) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2019	Mar. 31, 2019
Held-to-maturity debt securities, Amortized cost:
Due in one year or less	¥ 53,532
Due from one year to five years	916,865
Due from five years to ten years	874,560
Due after ten years	2,374,870
Held-to-maturity debt securities, Amortized cost	4,219,827	¥ 4,441,901
Held-to-maturity debt securities, Fair value:
Due in one year or less	53,593
Due from one year to five years	954,658
Due from five years to ten years	882,891
Due after ten years	2,366,367
Held-to-maturity debt securities, Fair value	4,257,509	4,452,947
Available-for-sale debt securities, Fair value:
Due in one year or less	13,671,457
Due from one year to five years	7,024,193
Due from five years to ten years	5,174,748
Due after ten years	5,776,722
Available-for-sale debt securities, Fair value	¥ 31,647,120	¥ 33,518,503